UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22148

Invesco Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end:    October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of July 31, 2018 is set forth below.

Schedule of Investments(a)

Invesco Active U.S. Real Estate ETF (PSR)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 3.8%
7,702	Empire State Realty Trust, Inc., Class A	$128,392
8,005	Forest City Realty Trust, Inc., Class A	199,885
4,017	Liberty Property Trust	172,169
25,444	VEREIT, Inc.	194,138
7,560	Washington Real Estate Investment Trust	230,504

		925,088

	Health Care - 7.9%
14,137	HCP, Inc.	366,148
5,979	Healthcare Realty Trust, Inc.	177,636
3,820	National Health Investors, Inc.	285,889
9,884	Ventas, Inc.	557,260
9,050	Welltower, Inc.	566,530

		1,953,463

	Hotel & Resort - 6.5%
6,901	Apple Hospitality REIT, Inc.	124,149
11,963	DiamondRock Hospitality Co.	142,599
23,440	Host Hotels & Resorts, Inc.	490,834
9,602	Park Hotels & Resorts, Inc.	300,350
5,630	Pebblebrook Hotel Trust	217,036
9,443	Sunstone Hotel Investors, Inc.	153,638
6,757	Xenia Hotels & Resorts, Inc.	164,803

		1,593,409

	Industrial - 7.9%
3,082	DCT Industrial Trust, Inc.	206,093
9,366	Duke Realty Corp.	272,738
1,798	EastGroup Properties, Inc.	171,385
15,281	Prologis, Inc.	1,002,739
4,628	Rexford Industrial Realty, Inc.	141,802
3,906	Terreno Realty Corp.	144,171

		1,938,928

	Office - 12.2%
3,267	Alexandria Real Estate Equities, Inc.	416,347
4,531	Boston Properties, Inc.	568,777
6,359	Corporate Office Properties Trust	189,117
14,020	Cousins Properties, Inc.	130,666
4,675	Douglas Emmett, Inc.	181,577
4,281	Highwoods Properties, Inc.	210,240
6,582	Hudson Pacific Properties, Inc.	225,499
4,063	Kilroy Realty Corp.	296,396
7,967	Piedmont Office Realty Trust, Inc., Class A	157,587
3,310	SL Green Realty Corp.	341,294
4,035	Vornado Realty Trust	290,197

		3,007,697

	Residential - 13.9%
4,662	American Campus Communities, Inc.	192,308
7,797	American Homes 4 Rent, Class A	172,626
3,908	AvalonBay Communities, Inc.	691,130

2,738	Camden Property Trust	$253,511
1,866	Equity LifeStyle Properties, Inc.	169,787
9,939	Equity Residential	650,309
2,184	Essex Property Trust, Inc.	525,143
3,478	Mid-America Apartment Communities, Inc.	350,513
1,843	Sun Communities, Inc.	178,697
6,365	UDR, Inc.	244,925

		3,428,949

	Retail - 15.1%
3,092	Federal Realty Investment Trust	388,046
14,559	GGP, Inc.	310,398
3,730	Macerich Co. (The)	220,294
6,130	National Retail Properties, Inc.	273,459
7,212	Realty Income Corp.	402,213
4,558	Regency Centers Corp.	290,025
9,692	Retail Opportunity Investments Corp.	183,276
8,232	Simon Property Group, Inc.	1,450,561
2,994	Taubman Centers, Inc.	185,778

		3,704,050

	Specialized - 32.7%
10,227	American Tower Corp.	1,516,050
8,717	Crown Castle International Corp.	966,105
6,574	CubeSmart	199,587
2,910	CyrusOne, Inc.	180,187
4,148	Digital Realty Trust, Inc.	503,650
3,367	EPR Properties	223,872
1,499	Equinix, Inc.	658,481
5,442	Extra Space Storage, Inc.	511,385
8,591	InfraREIT, Inc.	179,981
5,253	Iron Mountain, Inc.	184,433
4,450	Lamar Advertising Co., Class A	327,654
1,900	Life Storage, Inc.	182,324
5,236	Outfront Media, Inc.	111,265
3,836	Public Storage	835,596
6,030	Rayonier, Inc.	211,110
3,209	SBA Communications Corp.(b)	507,824
21,925	Weyerhaeuser Co.	749,397

		8,048,901

	Total Real Estate Investment Trusts (Cost $22,359,608)	24,600,485

	Money Market Fund - 0.0%
1,965	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $1,965)	1,965

	Total Investments in Securities (Cost $22,361,573) - 100.0%	24,602,450
	Other assets less liabilities - 0.0%	2,389

	Net Assets - 100.0%	$24,604,839

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
6,550	Invesco 1-30 Laddered Treasury ETF	$205,539
3,798	Invesco Emerging Markets Sovereign Debt ETF	103,761
5,459	Invesco FTSE RAFI Developed Markets ex-US ETF	240,906
2,379	Invesco FTSE RAFI Emerging Markets ETF	52,005
3,150	Invesco FTSE RAFI US 1000 ETF	367,511
1,337	Invesco FTSE RAFI US 1500 Small-Mid ETF	188,410
5,532	Invesco Fundamental High Yield® Corporate Bond ETF	102,287
10,432	Invesco Fundamental Investment Grade Corporate Bond ETF(b)	258,192
5,864	Invesco Russell Top 200 Pure Growth ETF	300,985
4,122	Invesco S&P 500® Low Volatility ETF	201,978
2,025	Invesco S&P Emerging Markets Low Volatility ETF	51,698
5,471	Invesco S&P International Developed Low Volatility ETF	180,707
1,198	Invesco S&P MidCap Low Volatility ETF	57,408
2,242	Invesco Senior Loan ETF	51,611
14,570	Invesco Variable Rate Investment Grade ETF	365,707

	Total Exchange-Traded Funds (Cost $2,626,561)	2,728,705

	Money Market Fund - 0.0%
79	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(c) (Cost $79)	79

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,626,640) - 100.0%	2,728,784

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.7%
72,800	Invesco Government & Agency Portfolio -Institutional Class, 1.82%(c)(d) (Cost $72,800)	72,800

	Total Investments in Securities (Cost $2,699,440) - 102.7%	2,801,584
	Other assets less liabilities - (2.7)%	(72,773)

	Net Assets - 100.0%	$2,728,811

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$93,436	$119,324	$(2,344)	$(4,799)	$(78)	$205,539	$1,741
Invesco Emerging Markets Sovereign Debt ETF	53,316	58,989	(4,385)	(3,835)	(324)	103,761	1,945
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	107,186	138,197	(5,600)	267	856	240,906	3,037
Invesco FTSE RAFI Emerging Markets ETF	33,020	28,152	(11,198)	910	1,121	52,005	449
Invesco FTSE RAFI US 1000 ETF	192,113	188,134	(28,905)	14,233	1,936	367,511	2,741
Invesco FTSE RAFI US 1500 Small-Mid ETF	59,835	129,584	(8,765)	7,302	454	188,410	707
Invesco Fundamental High Yield® Corporate Bond ETF	66,599	54,998	(17,346)	(1,514)	(450)	102,287	2,092
Invesco Fundamental Investment Grade Corporate Bond ETF	93,304	169,540	(1,305)	(3,317)	(30)	258,192	2,471
Invesco LadderRite 0-5 Year Corporate Bond ETF*	186,377	7,495	(190,168)	727	(4,431)	—	1,910
Invesco Russell Top 200 Pure Growth ETF	132,780	177,253	(26,747)	13,766	3,933	300,985	788
Invesco S&P 500® Low Volatility ETF	127,306	105,369	(37,233)	4,180	2,356	201,978	2,038
Invesco S&P Emerging Markets Low Volatility ETF	19,975	31,361	(1,368)	1,561	169	51,698	384
Invesco S&P International Developed Low Volatility ETF	66,480	114,729	(971)	435	34	180,707	2,391
Invesco S&P MidCap Low Volatility ETF	60,115	30,878	(35,396)	33	1,778	57,408	1,022
Invesco Senior Loan ETF	39,951	27,604	(15,782)	(18)	(144)	51,611	1,095
Invesco Variable Rate Investment Grade ETF	—	366,284	—	(577)	—	365,707	1,749

Total Investments in Affiliates	$1,331,793	$1,747,891	$(387,513)	$29,354	$7,180	$2,728,705	$26,560

*	At July 31, 2018, this security was no longer held.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
2,587	Invesco 1-30 Laddered Treasury ETF(b)	$81,180
2,742	Invesco Emerging Markets Sovereign Debt ETF	74,912
809	Invesco FTSE RAFI Developed Markets ex-US ETF	35,701
667	Invesco FTSE RAFI US 1000 ETF	77,819
5,917	Invesco Fundamental High Yield® Corporate Bond ETF	109,405
8,036	Invesco Fundamental Investment Grade Corporate Bond ETF	198,891
6,811	Invesco Preferred ETF	98,691
3,745	Invesco PureBetaSM 0-5 Yr US TIPS ETF	92,165
1,278	Invesco Russell Top 200 Pure Growth ETF	65,597
993	Invesco S&P 500® Low Volatility ETF	48,657
875	Invesco S&P International Developed Low Volatility ETF	28,901
4,760	Invesco Senior Loan ETF	109,575
10,137	Invesco Variable Rate Investment Grade ETF	254,439

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,254,870) - 100.0%	1,275,933

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.7%
73,370	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(c)(d) (Cost $73,370)	73,370

	Total Investments in Securities (Cost $1,328,240) - 105.7%	1,349,303
	Other assets less liabilities - (5.7)%	(73,283)

	Net Assets - 100.0%	$1,276,020

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$64,463	$21,727	$(2,702)	$(2,256)	$(52)	$81,180	$1,119
Invesco Emerging Markets Sovereign Debt ETF	77,219	6,894	(3,143)	(5,871)	(187)	74,912	2,490
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	32,353	6,414	(2,649)	(819)	402	35,701	907
Invesco FTSE RAFI US 1000 ETF	89,595	3,728	(21,695)	4,605	1,586	77,819	1,230
Invesco Fundamental High Yield® Corporate Bond ETF	103,042	10,372	(967)	(3,022)	(20)	109,405	3,243
Invesco Fundamental Investment Grade Corporate Bond ETF	193,146	13,163	(649)	(6,750)	(19)	198,891	3,930
Invesco LadderRite 0-5 Year Corporate Bond ETF*	282,942	2,409	(279,847)	1,114	(6,618)	—	2,861
Invesco Preferred ETF	77,089	26,833	(2,883)	(2,280)	(68)	98,691	3,542
Invesco PureBetaSM 0-5 Yr US TIPS ETF	—	93,002	—	(837)	—	92,165	1,076
Invesco Russell Top 200 Pure Growth ETF	60,813	8,307	(13,117)	7,480	2,114	65,597	352
Invesco S&P 500® Low Volatility ETF	55,045	846	(9,801)	1,809	758	48,657	822
Invesco S&P International Developed Low Volatility ETF	19,275	10,740	(893)	(308)	87	28,901	730
Invesco Senior Loan ETF	102,953	8,911	(1,814)	(457)	(18)	109,575	3,000
Invesco Variable Rate Investment Grade ETF	—	255,043	—	(604)	—	254,439	1,812

Total Investments in Affiliates	$1,157,935	$468,389	$(340,160)	$(8,196)	$(2,035)	$1,275,933	$27,114

*	At July 31, 2018, this security was no longer held.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Growth Multi-Asset Allocation ETF (PSMG)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
4,818	Invesco 1-30 Laddered Treasury ETF	$151,189
1,190	Invesco Emerging Markets Sovereign Debt ETF	32,511
7,342	Invesco FTSE RAFI Developed Markets ex-US ETF	324,002
4,060	Invesco FTSE RAFI Emerging Markets ETF	88,752
3,936	Invesco FTSE RAFI US 1000 ETF	459,213
1,552	Invesco FTSE RAFI US 1500 Small-Mid ETF	218,708
6,766	Invesco Fundamental Investment Grade Corporate Bond ETF	167,459
7,898	Invesco Russell Top 200 Pure Growth ETF	405,385
5,438	Invesco S&P 500® Low Volatility ETF	266,462
3,230	Invesco S&P Emerging Markets Low Volatility ETF(b)	82,462
7,982	Invesco S&P International Developed Low Volatility ETF	263,645
1,536	Invesco S&P MidCap Low Volatility ETF	73,605
1,706	Invesco S&P SmallCap Low Volatility ETF	84,618
8,412	Invesco Variable Rate Investment Grade ETF	211,141

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,680,347) - 100.0%	2,829,152

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.7%
75,110	Invesco Government & Agency Portfolio - Institutional Class, 1.82%(c)(d) (Cost $75,110)	75,110

	Total Investments in Securities (Cost $2,755,457) - 102.7%	2,904,262
	Other assets less liabilities - (2.7)%	(75,008)

	Net Assets - 100.0%	$2,829,254

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$54,360	$100,293	$(1,424)	$(1,986)	$(54)	$151,189	$992
Invesco Emerging Markets Sovereign Debt ETF	33,915	19,654	(18,635)	(1,463)	(960)	32,511	908
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	156,835	180,311	(12,998)	(1,138)	992	324,002	4,241
Invesco FTSE RAFI Emerging Markets ETF	47,045	49,704	(10,017)	1,021	999	88,752	688
Invesco FTSE RAFI US 1000 ETF	249,563	236,168	(45,859)	16,338	3,003	459,213	3,518
Invesco FTSE RAFI US 1500 Small-Mid ETF	87,978	128,889	(8,744)	10,119	466	218,708	913
Invesco Fundamental Investment Grade Corporate Bond ETF	71,228	99,401	(947)	(2,194)	(29)	167,459	1,542
Invesco LadderRite 0-5 Year Corporate Bond ETF*	112,015	5,712	(115,480)	440	(2,687)	—	1,154
Invesco Russell Top 200 Pure Growth ETF	170,622	241,364	(30,105)	18,756	4,748	405,385	1,036
Invesco S&P 500® Low Volatility ETF	161,971	138,447	(43,247)	6,635	2,656	266,462	2,393
Invesco S&P Emerging Markets Low Volatility ETF	30,504	52,077	(1,907)	1,582	206	82,462	596
Invesco S&P International Developed Low Volatility ETF	94,710	169,597	(486)	(192)	16	263,645	3,448
Invesco S&P MidCap Low Volatility ETF	44,175	38,313	(11,493)	2,081	529	73,605	827
Invesco S&P SmallCap Low Volatility ETF	40,644	44,690	(3,514)	2,649	149	84,618	666
Invesco Variable Rate Investment Grade ETF	—	211,389	—	(248)	—	211,141	747

Total Investments in Affiliates	$1,355,565	$1,716,009	$(304,856)	$52,400	$10,034	$2,829,152	$23,669

*	At July 31, 2018, this security was no longer held.

(b)	All or a portion of this security was out on loan at July 31, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
2,798	Invesco 1-30 Laddered Treasury ETF	$87,801
2,809	Invesco Emerging Markets Sovereign Debt ETF	76,742
2,007	Invesco FTSE RAFI Developed Markets ex-US ETF	88,569
1,125	Invesco FTSE RAFI US 1000 ETF	131,254
296	Invesco FTSE RAFI US 1500 Small-Mid ETF	41,712
5,183	Invesco Fundamental High Yield® Corporate Bond ETF	95,834
6,173	Invesco Fundamental Investment Grade Corporate Bond ETF	152,782
5,232	Invesco Preferred ETF	75,812
2,855	Invesco PureBetaSM 0-5 Yr US TIPS ETF	70,261
2,112	Invesco Russell Top 200 Pure Growth ETF	108,404
1,423	Invesco S&P 500® Low Volatility ETF	69,727
2,169	Invesco S&P International Developed Low Volatility ETF	71,642
387	Invesco S&P MidCap Low Volatility ETF	18,545
2,802	Invesco Senior Loan ETF	64,502
6,614	Invesco Variable Rate Investment Grade ETF	166,011

	Total Investments in Securities (Cost $1,261,857) - 100.0%	1,319,598
	Other assets less liabilities - (0.0)%	(8)

	Net Assets - 100.0%	$1,319,590

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)

Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2018	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$91,871	$5,010	$(5,623)	$(3,283)	$(174)	$87,801	$1,447
Invesco Emerging Markets Sovereign Debt ETF	65,460	18,314	(1,731)	(5,164)	(137)	76,742	2,276
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	81,689	13,417	(5,550)	(1,852)	865	88,569	2,266
Invesco FTSE RAFI US 1000 ETF	132,927	4,965	(16,377)	8,553	1,186	131,254	1,912
Invesco FTSE RAFI US 1500 Small-Mid ETF	39,299	3,417	(5,429)	4,076	349	41,712	377
Invesco Fundamental High Yield® Corporate Bond ETF	78,638	20,627	(1,106)	(2,308)	(17)	95,834	2,612
Invesco Fundamental Investment Grade Corporate Bond ETF	170,455	7,734	(19,342)	(5,494)	(571)	152,782	3,312
Invesco LadderRite 0-5 Year Corporate Bond ETF*	196,444	4,645	(197,231)	771	(4,629)	—	1,997
Invesco Preferred ETF	52,330	26,864	(1,803)	(1,519)	(60)	75,812	2,534
Invesco PureBetaSM 0-5 Yr US TIPS ETF	—	70,898	—	(637)	—	70,261	817
Invesco Russell Top 200 Pure Growth ETF	92,371	20,216	(19,346)	12,070	3,093	108,404	556
Invesco S&P 500® Low Volatility ETF	88,686	1,611	(24,288)	1,878	1,840	69,727	1,281
Invesco S&P International Developed Low Volatility ETF	49,635	23,872	(1,316)	(681)	132	71,642	1,843
Invesco S&P MidCap Low Volatility ETF	39,401	819	(22,834)	(74)	1,233	18,545	666
Invesco Senior Loan ETF	65,522	1,958	(2,694)	(258)	(26)	64,502	1,861
Invesco Variable Rate Investment Grade ETF	—	166,403	—	(392)	—	166,011	1,178

Total Investments in Affiliates	$1,244,728	$390,770	$(324,670)	$5,686	$3,084	$1,319,598	$26,935

*	At July 31, 2018, this security was no longer held.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Multi-Strategy Alternative ETF (LALT)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 42.2%
	Consumer Discretionary - 11.4%
172	Advance Auto Parts, Inc.	$24,292
214	Best Buy Co., Inc.	16,056
363	BorgWarner, Inc.	16,705
54	Chipotle Mexican Grill, Inc.(b)	23,418
475	DISH Network Corp., Class A(b)	14,991
571	Foot Locker, Inc.	27,871
1,436	Ford Motor Co.	14,417
489	Gap, Inc. (The)	14,753
678	Goodyear Tire & Rubber Co. (The)	16,414
373	Harley-Davidson, Inc.	15,998
569	Kohl’s Corp.	42,032
425	Macy’s, Inc.	16,885
1,742	Newell Brands, Inc.	45,623
251	Ralph Lauren Corp., Class A	33,880
654	Tapestry, Inc.	30,817
206	Target Corp.	16,620
234	Tiffany & Co.	32,189
231	TripAdvisor, Inc.(b)	13,396
1,017	Twenty-First Century Fox, Inc., Class B	45,175
387	Under Armour, Inc., Class A(b)	7,728
151	Walt Disney Co. (The)	17,148
108	Whirlpool Corp.	14,159

		500,567

	Consumer Staples - 3.9%
345	Archer-Daniels-Midland Co.	16,650
252	Kraft Heinz Co. (The)	15,183
233	Molson Coors Brewing Co., Class B	15,611
202	Procter & Gamble Co. (The)	16,338
1,115	Sysco Corp.	74,939
236	Tyson Foods, Inc., Class A	13,605
259	Walgreens Boots Alliance, Inc.	17,514

		169,840

	Energy - 2.8%
344	Apache Corp.	15,824
126	Chevron Corp.	15,910
191	Exxon Mobil Corp.	15,568
623	Hess Corp.	40,888
222	Marathon Petroleum Corp.	17,944
145	Valero Energy Corp.	17,161

		123,295

	Financials - 1.7%
122	Assurant, Inc.	13,456
226	Brighthouse Financial, Inc.(b)	9,815
260	Cboe Global Markets, Inc.	25,254
454	Zions Bancorporation	23,472

		71,997

	Health Care - 3.1%
92	ABIOMED, Inc.(b)	32,617
53	Biogen, Inc.(b)	17,721
318	Cardinal Health, Inc.	15,884
244	CVS Health Corp.	15,826
282	Envision Healthcare Corp.(b)	12,481
304	Perrigo Co. PLC	24,478
434	Pfizer, Inc.	17,330

		136,337

	Industrials - 6.6%
995	Arconic, Inc.	21,582

120	Cummins, Inc.	$17,137
323	Delta Air Lines, Inc.	17,578
209	Eaton Corp. PLC	17,383
273	Equifax, Inc.	34,261
309	Flowserve Corp.	13,698
106	Huntington Ingalls Industries, Inc.	24,703
469	Johnson Controls International PLC	17,592
759	Pentair PLC (United Kingdom)	33,889
352	Quanta Services, Inc.(b)	11,993
306	Southwest Airlines Co.	17,797
113	TransDigm Group, Inc.	42,436
225	United Continental Holdings, Inc.(b)	18,090

		288,139

	Information Technology - 5.5%
295	Citrix Systems, Inc.(b)	32,441
141	F5 Networks, Inc.(b)	24,165
319	Intel Corp.	15,344
113	International Business Machines Corp.	16,377
579	Juniper Networks, Inc.	15,251
292	Qorvo, Inc.(b)	23,874
637	Seagate Technology PLC	33,519
1,419	Symantec Corp.	28,692
1,041	Western Union Co. (The)	20,986
1,144	Xerox Corp.	29,710

		240,359

	Materials - 1.9%
255	Nucor Corp.	17,067
390	Sealed Air Corp.	17,187
308	Vulcan Materials Co.	34,496
278	WestRock Co.	16,119

		84,869

	Real Estate - 2.2%
365	Apartment Investment & Management Co., Class A REIT	15,567
690	CBRE Group, Inc., Class A(b)	34,362
947	Kimco Realty Corp. REIT	15,806
158	Mid-America Apartment Communities, Inc. REIT	15,923
272	Ventas, Inc. REIT	15,335

		96,993

	Telecommunication Services - 0.7%
482	AT&T, Inc.	15,410
826	CenturyLink, Inc.	15,504

		30,914

	Utilities - 2.4%
588	Ameren Corp.	36,491
197	Duke Energy Corp.	16,079
1,066	FirstEnergy Corp.	37,768
192	Pinnacle West Capital Corp.	15,443

		105,781

	Total Common Stocks & Other Equity Interests (Cost $1,750,055)	1,849,091

	Money Market Fund - 51.1%
2,238,450	Invesco Treasury Portfolio - Institutional Class, 1.79%(c) (Cost $2,238,450)	2,238,450

	Total Investments in Securities (Cost $3,988,505) - 93.3%	4,087,541
	Other assets less liabilities - 6.7%	295,125

	Net Assets - 100.0%	$4,382,666

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	3	Oct-18	$47,175	$393	$393
CBOE Volatility Index (VIX) Futures	4	Nov-18	63,700	(459)	(459)

Subtotal-Equity Risk				(66)	(66)

Eurodollar Futures	32	Jun-19	7,764,400	(3,670)	(3,670)

Subtotal - Interest Rate Risk				(3,670)	(3,670)

Total-Long				(3,736)	(3,736)

Short Futures Contracts
S&P 500 E-Mini Futures	14	Sep-18	1,971,970	(30,734)	(30,734)
CBOE Volatility Index (VIX) Futures	5	Sep-18	75,125	(887)	(887)

Total-Short-Equity Risk				(31,621)	(31,621)

Total Futures Contracts				$(35,357)	$(35,357)

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Unrealized Appreciation (Depreciation)
08/22/2018	Morgan Stanley	USD	73,000	AUD	98,916	$543
08/22/2018	Morgan Stanley	USD	214,500	CAD	283,393	3,252
08/22/2018	Morgan Stanley	USD	98,600	GBP	75,450	469
08/22/2018	Morgan Stanley	USD	681,600	NOK	5,565,914	2,226
08/22/2018	Morgan Stanley	USD	679,700	NZD	1,002,173	2,558

Subtotal-Appreciation						9,048

08/22/2018	Morgan Stanley	CHF	553,696	USD	555,300	(5,073)
08/22/2018	Morgan Stanley	EUR	524,267	USD	611,800	(2,692)
08/22/2018	Morgan Stanley	JPY	10,973,801	USD	97,500	(686)
08/22/2018	Morgan Stanley	SEK	4,268,365	USD	482,800	(3,858)

Subtotal-Depreciation						$(12,309)

Total Forward Foreign Currency Contracts - Currency Risk						$(3,261)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - U.S. Dollar

Schedule of Investments(a)

Invesco S&P 500® Downside Hedged ETF (PHDG)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 97.5%
	Consumer Discretionary - 12.4%
79	Advance Auto Parts, Inc.	$11,157
425	Amazon.com, Inc.(b)	755,412
281	Aptiv PLC	27,558
28	AutoZone, Inc.(b)	19,755
260	Best Buy Co., Inc.	19,508
52	Booking Holdings, Inc.(b)	105,493
210	BorgWarner, Inc.	9,664
189	CarMax, Inc.(b)	14,114
431	Carnival Corp.	25,532
362	CBS Corp., Class B	19,067
197	Charter Communications, Inc., Class A(b)	60,002
24	Chipotle Mexican Grill, Inc.(b)	10,408
4,816	Comcast Corp., Class A	172,316
364	D.R. Horton, Inc.	15,907
131	Darden Restaurants, Inc.	14,009
165	Discovery, Inc., Class A(b)	4,386
362	Discovery, Inc., Class C(b)	8,887
243	DISH Network Corp., Class A(b)	7,669
270	Dollar General Corp.	26,500
252	Dollar Tree, Inc.(b)	23,003
128	Expedia Group, Inc.	17,131
116	Foot Locker, Inc.	5,662
4,153	Ford Motor Co.	41,696
230	Gap, Inc. (The)	6,939
117	Garmin Ltd.	7,307
1,346	General Motors Co.	51,027
156	Genuine Parts Co.	15,180
254	Goodyear Tire & Rubber Co. (The)	6,149
221	H&R Block, Inc.	5,560
382	Hanesbrands, Inc.	8,503
177	Harley-Davidson, Inc.	7,592
111	Hasbro, Inc.	11,057
296	Hilton Worldwide Holdings, Inc.	23,283
1,227	Home Depot, Inc. (The)	242,357
409	Interpublic Group of Cos., Inc. (The)	9,223
165	Kohl’s Corp.	12,189
237	L Brands, Inc.	7,506
140	Leggett & Platt, Inc.	6,100
290	Lennar Corp., Class A	15,158
303	LKQ Corp.(b)	10,157
872	Lowe’s Cos., Inc.	86,624
300	Macy’s, Inc.	11,919
315	Marriott International, Inc., Class A	40,270
364	Mattel, Inc.	5,777
839	McDonald’s Corp.	132,176
532	MGM Resorts International	16,689
147	Michael Kors Holdings Ltd.(b)	9,809
67	Mohawk Industries, Inc.(b)	12,620
465	Netflix, Inc.(b)	156,914
515	Newell Brands, Inc.	13,488
405	News Corp., Class A	6,103
129	News Corp., Class B	1,974
1,391	NIKE, Inc., Class B	106,982
124	Nordstrom, Inc.	6,499
219	Norwegian Cruise Line Holdings Ltd.(b)	10,957
241	Omnicom Group, Inc.	16,588
87	O’Reilly Automotive, Inc.(b)	26,622
279	PulteGroup, Inc.	7,949
75	PVH Corp.	11,514
59	Ralph Lauren Corp., Class A	7,964

402	Ross Stores, Inc.	$35,147
180	Royal Caribbean Cruises Ltd.	20,297
1,464	Starbucks Corp.	76,699
305	Tapestry, Inc.	14,372
566	Target Corp.	45,665
108	Tiffany & Co.	14,856
665	TJX Cos., Inc. (The)	64,678
119	Tractor Supply Co.	9,287
115	TripAdvisor, Inc.(b)	6,669
1,118	Twenty-First Century Fox, Inc., Class A	50,310
466	Twenty-First Century Fox, Inc., Class B	20,700
61	Ulta Beauty, Inc.(b)	14,908
196	Under Armour, Inc., Class A(b)	3,914
195	Under Armour, Inc., Class C(b)	3,654
347	VF Corp.	31,948
345	Viacom, Inc., Class B	10,022
1,593	Walt Disney Co. (The)	180,901
68	Whirlpool Corp.	8,915
90	Wynn Resorts Ltd.	15,010
343	Yum! Brands, Inc.	27,196

		3,204,709

	Consumer Staples - 6.7%
2,038	Altria Group, Inc.	119,590
593	Archer-Daniels-Midland Co.	28,618
278	Brown-Forman Corp., Class B	14,795
204	Campbell Soup Co.	8,344
260	Church & Dwight Co., Inc.	14,534
137	Clorox Co. (The)	18,518
4,021	Coca-Cola Co. (The)	187,499
925	Colgate-Palmolive Co.	61,984
418	Conagra Brands, Inc.	15,345
178	Constellation Brands, Inc., Class A	37,421
476	Costco Wholesale Corp.	104,106
499	Coty, Inc., Class A	6,692
238	Estee Lauder Cos., Inc. (The), Class A	32,116
629	General Mills, Inc.	28,972
137	Hershey Co. (The)	13,455
264	Hormel Foods Corp.	9,496
121	JM Smucker Co. (The)	13,445
265	Kellogg Co.	18,823
371	Kimberly-Clark Corp.	42,242
634	Kraft Heinz Co. (The)	38,198
862	Kroger Co. (The)	24,998
129	McCormick & Co., Inc.	15,163
181	Molson Coors Brewing Co., Class B	12,127
1,565	Mondelez International, Inc., Class A	67,890
436	Monster Beverage Corp.(b)	26,169
1,520	PepsiCo, Inc.	174,800
1,665	Philip Morris International, Inc.	143,689
2,643	Procter & Gamble Co. (The)	213,766
509	Sysco Corp.	34,210
316	Tyson Foods, Inc., Class A	18,217
905	Walgreens Boots Alliance, Inc.	61,196
1,548	Walmart, Inc.	138,128

		1,744,546

	Energy - 6.1%
546	Anadarko Petroleum Corp.	39,940
148	Andeavor	22,209
405	Apache Corp.	18,630
442	Baker Hughes a GE Co.	15,284
442	Cabot Oil & Gas Corp.	10,387
2,032	Chevron Corp.	256,581
93	Cimarex Energy Co.	9,170
201	Concho Resources, Inc.(b)	29,316
1,241	ConocoPhillips	89,563
555	Devon Energy Corp.	24,981
614	EOG Resources, Inc.	79,169
268	EQT Corp.	13,314
4,499	Exxon Mobil Corp.	366,713
929	Halliburton Co.	39,408
115	Helmerich & Payne, Inc.	7,055
278	Hess Corp.	18,245

Schedule of Investments(a)

173	HollyFrontier Corp.	$12,902
2,013	Kinder Morgan, Inc.	35,791
905	Marathon Oil Corp.	19,114
490	Marathon Petroleum Corp.	39,607
405	National Oilwell Varco, Inc.	19,691
211	Newfield Exploration Co.(b)	6,060
514	Noble Energy, Inc.	18,550
812	Occidental Petroleum Corp.	68,151
436	ONEOK, Inc.	30,712
445	Phillips 66	54,886
181	Pioneer Natural Resources Co.	34,258
1,502	Schlumberger Ltd.	101,415
460	TechnipFMC PLC (United Kingdom)	14,973
457	Valero Energy Corp.	54,086
878	Williams Cos., Inc. (The)	26,121

		1,576,282

	Financials - 13.7%
58	Affiliated Managers Group, Inc.	9,281
821	Aflac, Inc.	38,209
373	Allstate Corp. (The)	35,480
758	American Express Co.	75,436
952	American International Group, Inc.	52,560
153	Ameriprise Financial, Inc.	22,287
259	Aon PLC	37,179
178	Arthur J. Gallagher & Co.	12,700
55	Assurant, Inc.	6,066
10,024	Bank of America Corp.	309,541
1,072	Bank of New York Mellon Corp. (The)	57,320
827	BB&T Corp.	42,020
2,043	Berkshire Hathaway, Inc., Class B(b)	404,248
131	BlackRock, Inc.	65,862
128	Brighthouse Financial, Inc.(b)	5,559
516	Capital One Financial Corp.	48,669
110	Cboe Global Markets, Inc.	10,684
1,274	Charles Schwab Corp. (The)	65,050
494	Chubb Ltd.	69,022
146	Cincinnati Financial Corp.	11,042
2,677	Citigroup, Inc.	192,450
514	Citizens Financial Group, Inc.	20,447
361	CME Group, Inc.	57,442
182	Comerica, Inc.	17,643
370	Discover Financial Services	26,422
280	E*TRADE Financial Corp.(b)	16,747
40	Everest Re Group Ltd.	8,734
727	Fifth Third Bancorp	21,512
312	Franklin Resources, Inc.	10,708
373	Goldman Sachs Group, Inc. (The)	88,561
380	Hartford Financial Services Group, Inc. (The)	20,026
1,172	Huntington Bancshares, Inc.	18,096
615	Intercontinental Exchange, Inc.	45,455
460	Invesco Ltd.(c)	12,415
297	Jefferies Financial Group, Inc.	7,202
3,617	JPMorgan Chase & Co.	415,774
1,126	KeyCorp	23,500
232	Lincoln National Corp.	15,799
278	Loews Corp.	14,117
154	M&T Bank Corp.	26,696
538	Marsh & McLennan Cos., Inc.	44,848
1,078	MetLife, Inc.	49,308
177	Moody’s Corp.	30,288
1,446	Morgan Stanley	73,110
94	MSCI, Inc., Class A	15,622
114	Nasdaq, Inc.	10,420
224	Northern Trust Corp.	24,465
367	People’s United Financial, Inc.	6,690
498	PNC Financial Services Group, Inc. (The)	72,125
283	Principal Financial Group, Inc.	16,437
618	Progressive Corp. (The)	37,086
446	Prudential Financial, Inc.	45,006
127	Raymond James Financial, Inc.	11,632
1,192	Regions Financial Corp.	22,183

267	S&P Global, Inc.	$53,517
388	State Street Corp.	34,264
493	SunTrust Banks, Inc.	35,531
56	SVB Financial Group(b)	17,241
753	Synchrony Financial	21,792
257	T. Rowe Price Group, Inc.	30,604
112	Torchmark Corp.	9,864
287	Travelers Cos., Inc. (The)	37,350
1,655	U.S. Bancorp	87,732
235	Unum Group	9,337
4,663	Wells Fargo & Co.	267,143
140	Willis Towers Watson PLC	22,319
274	XL Group Ltd. (Bermuda)	15,407
193	Zions Bancorporation	9,978

		3,549,260

	Health Care - 14.1%
1,891	Abbott Laboratories	123,936
1,619	AbbVie, Inc.	149,320
45	ABIOMED, Inc.(b)	15,954
347	Aetna, Inc.	65,371
339	Agilent Technologies, Inc.	22,388
236	Alexion Pharmaceuticals, Inc.(b)	31,379
77	Align Technology, Inc.(b)	27,462
360	Allergan PLC	66,272
173	AmerisourceBergen Corp.	14,157
713	Amgen, Inc.	140,140
271	Anthem, Inc.	68,563
523	Baxter International, Inc.	37,891
283	Becton, Dickinson and Co.	70,855
224	Biogen, Inc.(b)	74,899
1,464	Boston Scientific Corp.(b)	49,205
1,704	Bristol-Myers Squibb Co.	100,110
330	Cardinal Health, Inc.	16,483
750	Celgene Corp.(b)	67,567
218	Centene Corp.(b)	28,412
334	Cerner Corp.(b)	20,735
258	Cigna Corp.	46,290
48	Cooper Cos., Inc. (The)	12,504
1,079	CVS Health Corp.	69,984
652	Danaher Corp.	66,882
137	DaVita, Inc.(b)	9,628
222	DENTSPLY SIRONA, Inc.	10,680
224	Edwards Lifesciences Corp.(b)	31,909
1,013	Eli Lilly & Co.	100,095
128	Envision Healthcare Corp.(b)	5,665
596	Express Scripts Holding Co.(b)	47,358
1,358	Gilead Sciences, Inc.	105,693
296	HCA Healthcare, Inc.	36,772
151	Henry Schein, Inc.(b)	11,991
267	Hologic, Inc.(b)	11,457
146	Humana, Inc.	45,870
92	IDEXX Laboratories, Inc.(b)	22,534
156	Illumina, Inc.(b)	50,600
187	Incyte Corp.(b)	12,443
120	Intuitive Surgical, Inc.(b)	60,983
172	IQVIA Holdings, Inc.(b)	20,974
2,852	Johnson & Johnson	377,947
109	Laboratory Corp. of America Holdings(b)	19,112
214	McKesson Corp.	26,878
1,451	Medtronic PLC	130,924
2,873	Merck & Co., Inc.	189,245
27	Mettler-Toledo International, Inc.(b)	15,998
547	Mylan NV(b)	20,409
158	Nektar Therapeutics, Class A(b)	8,311
117	PerkinElmer, Inc.	9,264
126	Perrigo Co. PLC	10,146
6,232	Pfizer, Inc.	248,844
144	Quest Diagnostics, Inc.	15,512
82	Regeneron Pharmaceuticals, Inc.(b)	30,177
151	ResMed, Inc.	15,973
341	Stryker Corp.	55,668
427	Thermo Fisher Scientific, Inc.	100,144

Schedule of Investments(a)

1,022	UnitedHealth Group, Inc.	$258,791
85	Universal Health Services, Inc., Class B	10,378
89	Varian Medical Systems, Inc.(b)	10,275
270	Vertex Pharmaceuticals, Inc.(b)	47,264
83	Waters Corp.(b)	16,373
216	Zimmer Biomet Holdings, Inc.	27,112
513	Zoetis, Inc.	44,364

		3,660,520

	Industrials - 9.7%
637	3M Co.	135,248
142	A.O. Smith Corp.	8,453
130	Alaska Air Group, Inc.	8,168
101	Allegion PLC	8,236
442	American Airlines Group, Inc.	17,477
246	AMETEK, Inc.	19,139
449	Arconic, Inc.	9,739
585	Boeing Co. (The)	208,435
136	C.H. Robinson Worldwide, Inc.	12,543
634	Caterpillar, Inc.	91,169
92	Cintas Corp.	18,812
198	Copart, Inc.(b)	11,363
929	CSX Corp.	65,662
164	Cummins, Inc.	23,421
344	Deere & Co.	49,808
685	Delta Air Lines, Inc.	37,278
151	Dover Corp.	12,530
464	Eaton Corp. PLC	38,591
668	Emerson Electric Co.	48,283
128	Equifax, Inc.	16,064
171	Expeditors International of Washington, Inc.	13,025
305	Fastenal Co.	17,364
261	FedEx Corp.	64,172
138	Flowserve Corp.	6,118
148	Fluor Corp.	7,585
325	Fortive Corp.	26,676
143	Fortune Brands Home & Security, Inc.	8,294
293	General Dynamics Corp.	58,530
9,278	General Electric Co.	126,459
126	Harris Corp.	20,784
807	Honeywell International, Inc.	128,838
44	Huntington Ingalls Industries, Inc.	10,254
378	IHS Markit Ltd.(b)	20,045
323	Illinois Tool Works, Inc.	46,296
263	Ingersoll-Rand PLC	25,908
84	J.B. Hunt Transport Services, Inc.	10,072
127	Jacobs Engineering Group, Inc.	8,589
983	Johnson Controls International PLC	36,872
100	Kansas City Southern	11,627
83	L3 Technologies, Inc.	17,798
264	Lockheed Martin Corp.	86,090
304	Masco Corp.	12,260
328	Nielsen Holdings PLC	7,728
300	Norfolk Southern Corp.	50,700
185	Northrop Grumman Corp.	55,591
373	PACCAR, Inc.	24,514
141	Parker-Hannifin Corp.	23,836
159	Pentair PLC (United Kingdom)	7,099
163	Quanta Services, Inc.(b)	5,553
305	Raytheon Co.	60,399
237	Republic Services, Inc.	17,178
131	Robert Half International, Inc.	9,925
133	Rockwell Automation, Inc.	24,945
174	Rockwell Collins, Inc.	24,184
109	Roper Technologies, Inc.	32,907
60	Snap-on, Inc.	10,175
566	Southwest Airlines Co.	32,919
164	Stanley Black & Decker, Inc.	24,513
90	Stericycle, Inc.(b)	6,287
272	Textron, Inc.	18,569
52	TransDigm Group, Inc.	19,528
838	Union Pacific Corp.	125,608

250	United Continental Holdings, Inc.(b)	$20,100
732	United Parcel Service, Inc., Class B	87,759
89	United Rentals, Inc.(b)	13,243
777	United Technologies Corp.	105,470
165	Verisk Analytics, Inc.(b)	18,252
54	W.W. Grainger, Inc.	18,714
422	Waste Management, Inc.	37,980
176	Xylem, Inc.	13,475

		2,501,226

	Information Technology - 24.9%
695	Accenture PLC, Class A	110,734
808	Activision Blizzard, Inc.	59,323
526	Adobe Systems, Inc.(b)	128,702
874	Advanced Micro Devices, Inc.(b)	16,020
181	Akamai Technologies, Inc.(b)	13,622
47	Alliance Data Systems Corp.	10,569
318	Alphabet, Inc., Class A(b)	390,256
323	Alphabet, Inc., Class C(b)	393,175
320	Amphenol Corp., Class A	29,923
394	Analog Devices, Inc.	37,879
89	ANSYS, Inc.(b)	15,030
5,193	Apple, Inc.	988,176
1,069	Applied Materials, Inc.	51,986
232	Autodesk, Inc.(b)	29,798
467	Automatic Data Processing, Inc.	63,040
434	Broadcom, Inc.	96,248
125	Broadridge Financial Solutions, Inc.	14,123
306	CA, Inc.	13,528
276	Cadence Design Systems, Inc.(b)	12,169
4,941	Cisco Systems, Inc.	208,955
137	Citrix Systems, Inc.(b)	15,066
622	Cognizant Technology Solutions Corp., Class A	50,693
881	Corning, Inc.	29,232
302	DXC Technology Co.	25,592
981	eBay, Inc.(b)	32,814
326	Electronic Arts, Inc.(b)	41,973
60	F5 Networks, Inc.(b)	10,283
2,549	Facebook, Inc., Class A(b)	439,906
351	Fidelity National Information Services, Inc.	36,199
434	Fiserv, Inc.(b)	32,758
95	FleetCor Technologies, Inc.(b)	20,615
146	FLIR Systems, Inc.	8,556
97	Gartner, Inc.(b)	13,137
169	Global Payments, Inc.	19,024
1,620	Hewlett Packard Enterprise Co.	25,013
1,741	HP, Inc.	40,182
4,958	Intel Corp.	238,480
911	International Business Machines Corp.	132,031
259	Intuit, Inc.	52,898
40	IPG Photonics Corp.(b)	6,562
341	Juniper Networks, Inc.	8,982
165	KLA-Tencor Corp.	19,374
174	Lam Research Corp.	33,171
978	Mastercard, Inc., Class A	193,644
249	Microchip Technology, Inc.	23,264
1,230	Micron Technology, Inc.(b)	64,932
8,110	Microsoft Corp.	860,309
172	Motorola Solutions, Inc.	20,864
284	NetApp, Inc.	22,016
637	NVIDIA Corp.	155,976
3,178	Oracle Corp.	151,527
339	Paychex, Inc.	23,398
1,208	PayPal Holdings, Inc.(b)	99,225
124	Qorvo, Inc.(b)	10,138
1,548	QUALCOMM, Inc.	99,211
189	Red Hat, Inc.(b)	26,693
737	salesforce.com, inc.(b)	101,080
305	Seagate Technology PLC	16,049
193	Skyworks Solutions, Inc.	18,254
659	Symantec Corp.	13,325
158	Synopsys, Inc.(b)	14,130

Schedule of Investments(a)

121	Take-Two Interactive Software, Inc.(b)	$13,675
371	TE Connectivity Ltd.	34,714
1,056	Texas Instruments, Inc.	117,554
176	Total System Services, Inc.	16,111
695	Twitter, Inc.(b)	22,150
102	VeriSign, Inc.(b)	14,813
1,899	Visa, Inc., Class A	259,669
317	Western Digital Corp.	22,238
489	Western Union Co. (The)	9,858
226	Xerox Corp.	5,869
269	Xilinx, Inc.	19,387

		6,465,870

	Materials - 2.5%
233	Air Products & Chemicals, Inc.	38,252
108	Albemarle Corp.	10,174
93	Avery Dennison Corp.	10,665
371	Ball Corp.	14,458
228	CF Industries Holdings, Inc.	10,128
2,435	DowDuPont, Inc.	167,455
151	Eastman Chemical Co.	15,647
275	Ecolab, Inc.	38,692
132	FMC Corp.	11,864
1,430	Freeport-McMoRan, Inc.	23,595
84	International Flavors & Fragrances, Inc.	11,152
439	International Paper Co.	23,587
341	LyondellBasell Industries NV, Class A	37,779
67	Martin Marietta Materials, Inc.	13,361
371	Mosaic Co. (The)	11,171
566	Newmont Mining Corp.	20,761
337	Nucor Corp.	22,555
92	Packaging Corp. of America	10,387
265	PPG Industries, Inc.	29,325
305	Praxair, Inc.	51,087
158	Sealed Air Corp.	6,963
87	Sherwin-Williams Co. (The)	38,344
140	Vulcan Materials Co.	15,680
272	WestRock Co.	15,771

		648,853

	Real Estate - 2.7%
101	Alexandria Real Estate Equities, Inc. REIT	12,871
469	American Tower Corp. REIT	69,525
166	Apartment Investment & Management Co., Class A REIT	7,080
147	AvalonBay Communities, Inc. REIT	25,997
164	Boston Properties, Inc. REIT	20,587
321	CBRE Group, Inc., Class A(b)	15,986
440	Crown Castle International Corp. REIT	48,765
219	Digital Realty Trust, Inc. REIT	26,591
349	Duke Realty Corp. REIT	10,163
84	Equinix, Inc. REIT	36,899
391	Equity Residential REIT	25,583
70	Essex Property Trust, Inc. REIT	16,831
134	Extra Space Storage, Inc. REIT	12,592
78	Federal Realty Investment Trust REIT	9,789
671	GGP, Inc. REIT	14,306
459	HCP, Inc. REIT	11,888
787	Host Hotels & Resorts, Inc. REIT	16,480
275	Iron Mountain, Inc. REIT	9,655
450	Kimco Realty Corp. REIT	7,510
115	Macerich Co. (The) REIT	6,792
111	Mid-America Apartment Communities, Inc. REIT	11,187

566	Prologis, Inc. REIT	$37,141
159	Public Storage REIT	34,635
302	Realty Income Corp. REIT	16,843
144	Regency Centers Corp. REIT	9,163
122	SBA Communications Corp. REIT(b)	19,306
329	Simon Property Group, Inc. REIT	57,973
86	SL Green Realty Corp. REIT	8,867
262	UDR, Inc. REIT	10,082
378	Ventas, Inc. REIT	21,312
184	Vornado Realty Trust REIT	13,233
395	Welltower, Inc. REIT	24,727
803	Weyerhaeuser Co. REIT	27,447

		697,806

	Telecommunication Services - 1.9%
7,728	AT&T, Inc.	247,064
1,042	CenturyLink, Inc.	19,559
4,411	Verizon Communications, Inc.	227,784

		494,407

	Utilities - 2.8%
702	AES Corp. (The)	9,379
246	Alliant Energy Corp.	10,571
259	Ameren Corp.	16,074
523	American Electric Power Co., Inc.	37,206
189	American Water Works Co., Inc.	16,679
422	CenterPoint Energy, Inc.	12,019
300	CMS Energy Corp.	14,502
330	Consolidated Edison, Inc.	26,047
692	Dominion Energy, Inc.	49,623
193	DTE Energy Co.	20,948
744	Duke Energy Corp.	60,725
346	Edison International	23,054
192	Entergy Corp.	15,606
288	Evergy, Inc.	16,154
336	Eversource Energy	20,402
1,024	Exelon Corp.	43,520
476	FirstEnergy Corp.	16,865
500	NextEra Energy, Inc.	83,770
330	NiSource, Inc.	8,639
319	NRG Energy, Inc.	10,103
548	PG&E Corp.	23,608
119	Pinnacle West Capital Corp.	9,571
742	PPL Corp.	21,347
536	Public Service Enterprise Group, Inc.	27,636
151	SCANA Corp.	6,038
280	Sempra Energy	32,365
1,073	Southern Co. (The)	52,148
335	WEC Energy Group, Inc.	22,234
540	Xcel Energy, Inc.	25,304

		732,137

	Total Investments in Securities (Cost $24,115,680) - 97.5%	25,275,616
	Other assets less liabilities - 2.5%	646,960

	Net Assets - 100.0%	$25,922,576

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2018	Dividend Income
Invesco Ltd.	$16,463	$—	$—	$(4,048)	$—	$12,415	$405

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	26	Aug-18	$365,950	$(7,661)	$(7,661)
CBOE Volatility Index (VIX) Futures	18	Sep-18	270,450	(642)	(642)

Total Futures Contracts - Equity Risk				$(8,303)	$(8,303)

Schedule of Investments

Invesco Variable Rate Investment Grade ETF (VRIG)

July 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes - 39.2%
	Aerospace/Defense - 0.3%
$1,034,000	Spirit AeroSystems, Inc. (3 mo. USD LIBOR + 0.80%)(a)	3.118%	06/15/2021	$1,035,998

	Auto Manufacturers - 2.3%
2,000,000	Daimler Finance North America LLC (Germany) (3 mo. USD LIBOR + 0.55%)(a)(b)	2.913	05/04/2021	2,007,314
600,000	Ford Motor Credit Co. LLC (3 mo. USD LIBOR + 0.83%)(a)	3.185	08/12/2019	602,687
1,650,000	Ford Motor Credit Co. LLC (3 mo. USD LIBOR + 1.27%)(a)	3.606	03/28/2022	1,675,427
1,050,000	Ford Motor Credit Co. LLC, Series 1 (3 mo. USD LIBOR + 0.83%)(a)	3.156	03/12/2019	1,053,307
2,250,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 1.31%)(a)	3.644	06/30/2022	2,289,555
1,000,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 0.99%)(a)	3.327	01/05/2023	1,005,342

				8,633,632

	Banks - 17.1%
3,281,000	Bank of America Corp. (3 mo. USD LIBOR + 1.00%)(a)	3.342	04/24/2023	3,323,881
1,250,000	Bank of America Corp., MTN (3 mo. USD LIBOR + 0.79%)(a)	3.108	03/05/2024	1,247,969
2,143,000	Bank of Montreal, MTN (Canada) (3 mo. USD LIBOR + 0.34%)(a)	2.677	07/13/2020	2,149,348
1,000,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.72%)(a)	3.059	01/30/2023	996,816
3,750,000	Capital One NA (3 mo. USD LIBOR + 1.15%)(a)	3.489	01/30/2023	3,791,291
1,500,000	Citigroup, Inc. (3 mo. USD LIBOR + 0.95%)(a)	3.292	07/24/2023	1,509,894
3,500,000	Citigroup, Inc. (3 mo. USD LIBOR + 1.43%)(a)	3.730	09/01/2023	3,590,233
1,750,000	Cooperatieve Rabobank UA (Netherlands) (3 mo. USD LIBOR + 0.43%)(a)	2.765	04/26/2021	1,752,913
4,250,000	Cooperatieve Rabobank UA (Netherlands)(b)	11.000	12/31/2049	4,558,125
1,500,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.36%)(a)	3.695	04/23/2021	1,534,825
2,500,000	Goldman Sachs Group, Inc. (The), MTN (3 mo. USD LIBOR + 1.00%)(a)	3.342	07/24/2023	2,522,039
250,000	Goldman Sachs Group, Inc. (The), MTN (3 mo. USD LIBOR + 1.75%)(a)	4.089	10/28/2027	257,615
2,000,000	JPMorgan Chase & Co., Series 1 (3 mo. USD LIBOR + 3.47%)(a)	5.809	10/30/2166	2,015,124
2,500,000	JPMorgan Chase & Co., Series V	5.000	12/31/2049	2,525,000
1,957,000	Lloyds Bank PLC (United Kingdom) (3 mo. USD LIBOR + 0.49%)(a)	2.853	05/07/2021	1,965,466
4,000,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.88%)(a)	3.207	09/11/2022	4,028,997
1,500,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 1.40%)(a)	3.747	04/21/2021	1,536,557
2,500,000	Morgan Stanley, MTN (3 mo. USD LIBOR + 0.93%)(a)	3.277	07/22/2022	2,522,548
2,000,000	National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.60%)(a)(b)	2.937	04/12/2023	2,000,328
3,250,000	Royal Bank of Scotland Group PLC (United Kingdom) (3 mo. USD LIBOR + 1.47%)(a)	3.813	05/15/2023	3,275,894
3,500,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.74%)(a)	3.073	10/18/2022	3,504,634
2,250,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.53%)(a)(b)	3.879	02/01/2022	2,310,702
2,500,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 0.95%)(a)(b)	3.293	08/15/2023	2,507,787
1,100,000	USB Realty Corp. (3 mo. USD LIBOR + 1.15%)(a)(b)	3.486	12/31/2049	987,938
2,565,000	Wells Fargo & Co. (3 mo. USD LIBOR + 1.23%)(a)	3.572	10/31/2023	2,623,513
1,000,000	Wells Fargo & Co., Series K (3 mo. USD LIBOR + 3.77%)(a)	6.111	03/29/2049	1,015,000
3,000,000	Westpac Banking Corp. (Australia) (3 mo. USD LIBOR + 0.72%)(a)	3.063	05/15/2023	3,018,482

				63,072,919

	Building Materials - 0.5%
750,000	Vulcan Materials Co. (3 mo. USD LIBOR + 0.60%)(a)	2.941	06/15/2020	751,044
1,000,000	Vulcan Materials Co. (3 mo. USD LIBOR + 0.65%)(a)	2.950	03/01/2021	1,002,570

				1,753,614

	Computers - 0.8%
3,000,000	Dell International LLC/EMC Corp.(b)	5.875	06/15/2021	3,079,612

	Electric - 0.9%
1,000,000	Duke Energy Corp.	2.400	08/15/2022	961,674
2,500,000	Mississippi Power Co. (3 mo. USD LIBOR + 0.65%)(a)	2.987	03/27/2020	2,500,531

				3,462,205

	Food - 1.1%
3,937,000	General Mills, Inc. (3 mo. USD LIBOR + 1.01%)(a)	3.346	10/17/2023	3,986,318

	Healthcare-Products - 2.1%
4,225,000	Becton Dickinson and Co. (3 mo. USD LIBOR + 1.03%)(a)	3.344	06/06/2022	4,255,991
3,500,000	Zimmer Biomet Holdings, Inc. (3 mo. USD LIBOR + 0.75%)(a)	3.076	03/19/2021	3,504,920

				7,760,911

	Healthcare-Services - 1.1%
4,000,000	HCA, Inc.	6.500	02/15/2020	4,173,200

Schedule of Investments

	Household Products/Wares - 0.8%
$2,750,000	Reckitt Benckiser Treasury Services PLC (United Kingdom) (3 mo. USD LIBOR + 0.56%)(a)(b)	2.895%	06/24/2022	$2,741,344

	Insurance - 3.6%
3,500,000	Athene Global Funding (3 mo. USD LIBOR + 1.23%)(a)(b)	3.566	07/01/2022	3,566,737
1,000,000	Jackson National Life Global Funding (3 mo. USD LIBOR + 0.73%)(a)(b)	3.067	06/27/2022	1,011,958
4,500,000	MetLife, Inc., Series C	5.250	12/29/2049	4,595,625
4,000,000	Prudential Financial, Inc.	5.625	06/15/2043	4,174,000

				13,348,320

	Internet - 0.3%
1,143,000	Tencent Holdings Ltd., MTN (China) (3 mo. USD LIBOR + 0.61%)(a)(b)	2.947	01/19/2023	1,142,639

	Oil & Gas - 0.5%
1,500,000	ConocoPhillips Co. (3 mo. USD LIBOR + 0.90%)(a)	3.243	05/15/2022	1,528,980
340,000	Phillips 66 (3 mo. USD LIBOR + 0.60%)(a)	2.919	02/26/2021	340,576

				1,869,556

	Pharmaceuticals - 2.0%
3,395,000	Bayer US Finance II LLC (3 mo. USD LIBOR + 0.63%)(a)(b)	2.965	06/25/2021	3,420,339
3,000,000	Cardinal Health, Inc. (3 mo. USD LIBOR + 0.77%)(a)	3.111	06/15/2022	2,992,886
839,000	CVS Health Corp. (3 mo. USD LIBOR + 0.72%)(a)	3.047	03/09/2021	844,976

				7,258,201

	Pipelines - 3.2%
3,250,000	Energy Transfer Partners LP, Series A	6.250	02/15/2166	3,012,761
3,000,000	Enterprise Products Operating LLC, Series D	4.875	08/16/2077	2,847,132
2,000,000	Plains All American Pipeline LP, Series B	6.125	11/15/2165	1,970,000
4,300,000	TransCanada PipeLines Ltd. (Canada) (3 mo. USD LIBOR + 2.21%)(a)	4.553	05/15/2067	4,042,000

				11,871,893

	Retail - 0.4%
600,000	Alimentation Couche-Tard, Inc. (Canada) (3 mo. USD LIBOR + 0.50%)(a)(b)	2.833	12/13/2019	600,662
673,000	Dollar Tree, Inc. (3 mo. USD LIBOR + 0.70%)(a)	3.036	04/17/2020	674,446

				1,275,108

	Semiconductors - 0.4%
1,500,000	Qualcomm, Inc. (3 mo. USD LIBOR + 0.73%)(a)	3.069	01/30/2023	1,499,023

	Telecommunications - 1.8%
2,669,000	AT&T, Inc. (3 mo. USD LIBOR + 0.89%)(a)(b)	3.245	02/15/2023	2,696,636
2,250,000	Verizon Communications, Inc. (3 mo. USD LIBOR + 1.00%)(a)	3.335	03/16/2022	2,293,447
1,627,000	Verizon Communications, Inc. (3 mo. USD LIBOR + 1.10%)(a)	3.443	05/15/2025	1,647,412

				6,637,495

	Total Corporate Bonds and Notes (Cost $144,710,071)			144,601,988

	U.S. Agency Mortgage Credit Risk Transfer - 20.6%(a)
	Structured Agency Credit Risk (STACR) - 18.7%(c)
5,183,387	Federal Home Loan Mortgage Corp. (FHLMC), Class M1, Series 2017-DNA2 (1 mo. USD LIBOR + 1.20%)	3.264	10/25/2029	5,243,579
1,408,726	Federal Home Loan Mortgage Corp. (FHLMC), Class M1, Series 2017-HQA1 (1 mo. USD LIBOR + 1.20%)	3.264	08/25/2029	1,417,759
4,161,270	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-DN1 (1 mo. USD LIBOR + 2.20%)	4.264	02/25/2024	4,277,466
961,901	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-DN2 (1 mo. USD LIBOR + 1.65%)	3.714	04/25/2024	974,972
336,560	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ1 (1 mo. USD LIBOR + 2.50%)	4.564	08/25/2024	338,038
6,739,230	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ2 (1 mo. USD LIBOR + 2.20%)	4.264	09/25/2024	6,943,398
2,815,452	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-DNA1 (1 mo. USD LIBOR + 1.85%)	3.914	10/25/2027	2,867,100
4,503,591	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-DNA3 (1 mo. USD LIBOR + 2.85%)	4.914	04/25/2028	4,666,610
711,280	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ1 (1 mo. USD LIBOR + 2.20%)	4.264	03/25/2025	713,960
6,623,491	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ2 (1 mo. USD LIBOR + 1.95%)	4.014	05/25/2025	6,799,849
4,248,675	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA1 (1 mo. USD LIBOR + 2.65%)	4.714	03/25/2028	4,324,352
5,479,914	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA2 (1 mo. USD LIBOR + 2.80%)	4.864	05/25/2028	5,626,172

Schedule of Investments

$4,302,194	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA1 (1 mo. USD LIBOR + 2.90%)	4.964%	07/25/2028	$4,415,841
3,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA4 (1 mo. USD LIBOR + 1.30%)	3.364	03/25/2029	3,030,899
2,076,364	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA1 (1 mo. USD LIBOR + 2.75%)	4.814	09/25/2028	2,121,692
3,645,232	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA2 (1 mo. USD LIBOR + 2.25%)	4.314	11/25/2028	3,729,081
2,500,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA3 (1 mo. USD LIBOR + 1.35%)	3.414	03/25/2029	2,538,734
6,630,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA4 (1 mo. USD LIBOR + 1.30%)	3.364	04/25/2029	6,717,959
2,040,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M3, Series 2015-HQ1 (1 mo. USD LIBOR + 3.80%)	5.864	03/25/2025	2,186,970

				68,934,431

	Connecticut Avenue Securities (CAS) - 1.9%(d)
19,970	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C01 (1 mo. USD LIBOR + 2.10%)	4.164	08/25/2028	19,994
899,151	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C03 (1 mo. USD LIBOR + 2.20%)	4.264	10/25/2028	903,676
343,279	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C05 (1 mo. USD LIBOR + 1.35%)	3.414	01/25/2029	344,668
2,932,048	Federal National Mortgage Association (FNMA), Class 2M1, Series 2017-C02 (1 mo. USD LIBOR + 1.15%)	3.214	09/25/2029	2,949,225
2,681,454	Federal National Mortgage Association (FNMA), Class 2M2, Series 2014-C02 (1 mo. USD LIBOR + 2.60%)	4.664	05/25/2024	2,837,842

				7,055,405

	Total U.S. Agency Mortgage Credit Risk Transfer (Cost $76,063,284)			75,989,836

	Commercial Mortgage-Backed Securities - 11.6%(a)(b)
2,000,000	BBCMS Mortgage Trust, Class A, Series 2017-GLKS (1 mo. USD LIBOR + 0.80%)	2.872	11/15/2034	1,997,500
1,000,000	BX Commercial Mortgage Trust 2018-BIOA, Class A, Series 2018-BIOA (1 mo. USD LIBOR + 0.67%)	2.743	03/15/2037	999,997
1,500,000	BX Commercial Mortgage Trust 2018-BIOA, Class C, Series 2018-BIOA (1 mo. USD LIBOR + 1.12%)	3.193	03/15/2037	1,501,843
2,955,092	BX Trust, Class B, Series 2017-SLCT (1 mo. USD LIBOR + 1.20%)	3.272	07/15/2034	2,965,528
3,500,000	BX Trust 2018-MCSF, Class A, Series 2018-MCSF (1 mo. USD LIBOR + 0.58%)	2.648	04/15/2035	3,478,213
1,350,000	CGDBB Commercial Mortgage Trust, Class A, Series 2017-BIOC (1 mo. USD LIBOR + 0.79%)	2.862	07/15/2032	1,351,240
2,750,000	CGDBB Commercial Mortgage Trust, Class B, Series 2017-BIOC (1 mo. USD LIBOR + 0.97%)	3.042	07/15/2032	2,755,587
2,000,000	CLNS Trust, Class A, Series 2017-IKPR (1 mo. USD LIBOR + 0.80%)	2.878	06/11/2032	2,001,784
3,400,000	Cold Storage Trust, Class A, Series 2017-ICE3 (1 mo. USD LIBOR + 1.00%)	3.072	04/15/2036	3,415,686
175,618	Commercial Mortgage Trust, Class B, Series 2014-FL5 (1 mo. USD LIBOR + 2.15%)	3.338	10/15/2031	175,333
2,000,000	DBGS Mortgage Trust, Class A, Series 2018-5BP (1 mo. USD LIBOR + 0.65%)	2.717	06/15/2033	1,993,297
3,000,000	DBGS Mortgage Trust, Class B, Series 2018-5BP (1 mo. USD LIBOR + 0.83%)	2.902	06/15/2033	2,986,142
3,000,000	GPT Mortgage Trust, Class B, Series 2018-GPP (1 mo. USD LIBOR + 1.28%)	3.280	06/15/2035	3,006,587
800,000	Hospitality Mortgage Trust, Class B, Series 2017-HIT (1 mo. USD LIBOR + 1.18%)	3.277	05/08/2030	800,727
500,000	Hospitality Mortgage Trust, Class C, Series 2017-HIT (1 mo. USD LIBOR + 1.35%)	3.447	05/08/2030	499,843
3,000,000	Morgan Stanley Capital I Inc., Class A, Series 2017-JWDR (1 mo. USD LIBOR + 0.85%)	2.922	11/15/2034	3,000,947
1,000,000	Morgan Stanley Capital I Trust, Class B, Series 2017-CLS (1 mo. USD LIBOR + 0.85%)	2.922	11/15/2034	1,000,002
2,437,625	Motel 6 Trust, Class A, Series 2017-MTL6 (1 mo. USD LIBOR + 0.92%)	2.992	08/15/2034	2,442,323
1,000,000	Rosslyn Portfolio Trust, Class B, Series 2017-ROSS (1 mo. USD LIBOR + 1.25%)	3.322	06/15/2033	1,002,461
1,000,000	Stonemont Portfolio Trust, Class A, Series 2017-MONT (1 mo. USD LIBOR + 0.85%)	2.936	08/20/2030	999,636
1,298,373	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL (1 mo. USD LIBOR + 0.75%)	2.847	11/11/2034	1,298,834
3,000,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2018-BXI (1 mo. USD LIBOR + 0.73%)	2.803	12/15/2036	3,004,932

	Total Commercial Mortgage-Backed Securities (Cost $42,613,829)			42,678,442

	U.S. Government Sponsored Agency Mortgage-Backed Securities - 10.2%(a)
	Collateralized Mortgage Obligations - 5.8%
437,570	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class JF, Series 2012-4091 (1 mo. USD LIBOR + 0.50%)	2.572	06/15/2041	441,874
1,954,234	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2016-4547 (1 mo. USD LIBOR + 0.45%)	2.433	09/15/2040	1,957,468

Schedule of Investments

$2,306,309	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2017-4683 (1 mo. USD LIBOR + 0.35%)	2.333%	09/15/2038	$2,310,524
2,490,746	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2018-4770 (1 mo. USD LIBOR + 0.32%)	2.303	08/15/2043	2,490,579
5,996,777	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F4, Series 2014-330 (1 mo. USD LIBOR + 0.35%)	2.332	10/15/2037	5,994,486
1,818,932	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F2, Series 2016-350 (1 mo. USD LIBOR + 0.35%)	2.332	09/15/2040	1,820,815
190,895	Federal National Mortgage Association (FNMA), REMICs, Class FJ, Series 2011-127 (1 mo. USD LIBOR + 0.35%)	2.414	09/25/2041	190,849
2,547,968	Federal National Mortgage Association (FNMA), REMICs, Class FB, Series 2014-92 (1 mo. USD LIBOR + 0.32%)	2.303	01/25/2045	2,546,401
546,677	Federal National Mortgage Association (FNMA), REMICs, Class FL, Series 2016-25 (1 mo. USD LIBOR + 0.50%)	2.564	05/25/2046	552,340
840,014	Federal National Mortgage Association (FNMA), REMICs, Class FM, Series 2017-100 (1 mo. USD LIBOR + 0.32%)	2.303	12/25/2047	839,877
2,248,743	Federal National Mortgage Association (FNMA), REMICs, Class AF, Series 2017-68 (1 mo. USD LIBOR + 0.30%)	2.283	09/25/2047	2,247,795

				21,393,008

	Federal Home Loan Mortgage Corp. (FHLMC) - 2.2%
489,157	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.58%)	3.620	06/01/2037	508,513
1,069,462	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.74%)	3.846	11/01/2038	1,120,003
1,022,013	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.73%)	3.720	03/01/2043	1,067,728
1,331,957	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.62%)	2.621	03/01/2046	1,327,030
1,945,529	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.64%)	3.244	09/01/2047	1,938,036
2,084,330	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.63%)	2.532	12/01/2047	2,059,759

				8,021,069

	Federal National Mortgage Corp. (FNMA) - 1.7%
62,151	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.64%)	3.515	02/01/2035	62,407
2,071,797	Federal National Mortgage Association (FNMA) (1-Year Treasury Constant Maturity + 2.36%)	3.857	07/01/2035	2,199,714
191,969	Federal National Mortgage Association (FNMA) (6 mo. USD LIBOR + 1.57%)	3.735	07/01/2035	199,033
735,177	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.80%)	3.549	10/01/2036	773,204
528,712	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.73%)	3.851	03/01/2037	553,970
696,642	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.62%)	3.657	11/01/2037	727,186
842,924	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.60%)	2.810	06/01/2047	836,624
1,094,885	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.60%)	2.591	08/01/2047	1,087,389

				6,439,527

	Government National Mortgage Association - 0.5%
1,863,598	Government National Mortgage Association (GNMA) (1-Year Treasury Constant Maturity + 1.50%)	2.500	10/20/2047	1,836,300

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $37,924,787)			37,689,904

	U.S. Treasury Securities - 10.0%
5,425,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	2.150	01/31/2019	5,430,587
8,900,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(a)	2.080	04/30/2019	8,907,932
9,500,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(a)	2.058	10/31/2019	9,505,587
11,450,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.00%)(a)	2.010	01/31/2020	11,450,846
1,300,000	U.S. Treasury Note	1.875	07/31/2022	1,253,967
500,000	U.S. Treasury Note	2.125	07/31/2024	478,799

	Total U.S. Treasury Securities (Cost $37,088,076)			37,027,718

	Asset-Backed Securities - 6.1%(a)
250,000	Capital One Multi-Asset Execution Trust, Class A2, Series 2016-A2 (1 mo. USD LIBOR + 0.63%)	2.702	02/15/2024	252,741
977,749	Edsouth Indenture No. 9 LLC, Class A, Series 2015-1 (1 mo. USD LIBOR + 0.80%)(b)	2.864	10/25/2056	981,248
1,760,000	Home Partners of America Trust, Class B, Series 2018-1 (1 mo. USD LIBOR + 1.10%)(b)	3.173	07/17/2037	1,760,253
1,850,453	Home Partners of America Trust, Class A, Series 2017-1 (1 mo. USD LIBOR + 0.82%)(b)	2.890	07/17/2034	1,851,827
1,989,920	Invitation Homes Trust, Class A, Series 2017-SFR2 (1 mo. USD LIBOR + 0.85%)(b)	2.923	12/17/2036	1,992,265
5,620,000	Invitation Homes Trust, Class C, Series 2017-SFR2 (1 mo. USD LIBOR + 1.45%)(b)	3.523	12/17/2036	5,652,198

Schedule of Investments

$1,000,000	Invitation Homes Trust, Class B, Series 2018-SFR1 (1 mo. USD LIBOR + 0.95%)(b)	3.023%	03/17/2037	$995,952
2,000,000	Invitation Homes Trust, Class B, Series 2018-SFR2 (1 mo. USD LIBOR + 1.08%)(b)	3.152	06/17/2037	2,007,564
1,426,254	Pennsylvania Higher Education Assistance Agency, Class A2, Series 2009-2 (3 mo. USD LIBOR + 1.10%)	3.435	01/25/2028	1,439,747
5,284,221	PHEAA Student Loan Trust, Class A, Series 2016-1A (1 mo. USD LIBOR + 1.15%)(b)	3.214	09/25/2065	5,369,350

	Total Asset-Backed Securities (Cost $22,301,188)			22,303,145

	Collateralized Mortgage Obligations - 1.7%
443,351	Adjustable Rate Mortgage Trust, Class 6A1, Series 2004-2(e)	3.901	02/25/2035	447,938
471,039	Bear Stearns Adjustable Rate Mortgage Trust, Class 6A, Series 2003-7(e)	3.866	10/25/2033	476,814
359,877	Bear Stearns Adjustable Rate Mortgage Trust, Class 4A1, Series 2003-8(e)	3.904	01/25/2034	363,428
344,935	Merrill Lynch Mortgage Investors Trust, Class A1, Series 2003-F (1 mo. USD LIBOR + 0.64%)(a)	2.704	10/25/2028	342,396
139,112	Merrill Lynch Mortgage Investors Trust, Class A5, Series 2005-A2(e)	3.545	02/25/2035	144,834
3,800,000	OBX Trust, Class 2A1, Series 2018-EXP1 (1 mo. USD LIBOR + 0.85%)(a)(b)	2.932	04/25/2048	3,800,000
239,058	Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-16	4.014	11/25/2034	238,378
180,479	WAMU Mortgage Pass-Through Certificates Trust, Class A2, Series 2004-AR3(e)	3.951	06/25/2034	184,628
355,838	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2005-AR12(e)	4.029	05/25/2035	364,447

	Total Collateralized Mortgage Obligations (Cost $6,347,916)			6,362,863

Number of Shares
	Money Market Fund - 0.4%
1,360,579	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%(f) (Cost $1,360,579)			1,360,579

	Total Investments in Securities (Cost $368,409,730) - 99.8%			368,014,475
	Other assets less liabilities - 0.2%			678,319

	Net Assets - 100.0%			$368,692,794

Investment Abbreviations:

GMTN - Global Medium-Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium-Term Note

REMICs - Real Estate Mortgage Instrument Conduit

STRIPS - Separately Traded Registered Interest and Principal Securities

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at July 31, 2018.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $99,721,220, which represented 27.05% of the Fund’s Net Assets.

(c)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(d)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(e)	Interest Rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect July 31, 2018.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of July 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the period ended July 31, 2018, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Invesco Active U.S. Real Estate Fund
Investments in Securities
Common Stocks and Other Equity Interests	$24,290,087	$310,398	$—	$24,600,485
Money Market Fund	1,965	—	—	1,965

Total Investments in Securities	24,292,052	310,398	—	24,602,450

Invesco Multi-Strategy Alternative ETF
Investments in Securities
Common Stocks and Other Equity Interests	$1,849,091	$—	$—	$1,849,091
Money Market Fund	2,238,450	—	—	2,238,450

Total Investments in Securities	4,087,541	—	—	4,087,541

Other Investments - Assets*
Forward Foreign Currency Contracts	—	9,048	—	9,048
Futures Contracts	393	—	—	393

	393	9,048	—	9,441

Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(12,309)	—	(12,309)
Futures Contracts	(35,750)	—	—	(35,750)

	(35,750)	(12,309)	—	(48,059)

Total Other Investments	(35,357)	(3,261)	—	(38,618)

Total Investments	$4,052,184	$(3,261)	$—	$4,048,923

* Unrealized appreciation (depreciation).

Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks and Other Equity Interests	$25,261,310	$14,306	$—	$25,275,616

Other Investments - Liabilities*
Futures Contracts	(8,303)	—	—	(8,303)

Total Investments	$25,253,007	$14,306	$—	$25,267,313

* Unrealized appreciation (depreciation).

Invesco Variable Rate Investment Grade ETF
Investments in Securities
Corporate Bonds and Notes	$—	$144,601,988	$—	$144,601,988
U.S. Agency Mortgage Credit Risk Transfer	—	75,989,836	—	75,989,836
Commercial Mortgage-Backed Securities	—	42,678,442	—	42,678,442
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	37,689,904	—	37,689,904
U.S. Treasury Securities	—	37,027,718	—	37,027,718
Asset-Backed Securities	—	22,303,145	—	22,303,145
Collateralized Mortgage Obligations	—	6,362,863	—	6,362,863
Money Market Fund	1,360,579	—	—	1,360,579

Total Investments	$1,360,579	$366,653,896	$—	$368,014,475

Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2018:

	Value
	Invesco Multi-Strategy Alternative ETF				Invesco S&P 500® Downside Hedged ETF
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$9,048	$—	$—	$9,048	$—	$—	$—	$—
Unrealized appreciation on futures contracts - Exchange-Traded(a)	—	393	—	393	—	—	—	—

Total Derivative Assets	$9,048	$393	$—	$9,441	$—	$—	$—	$—

Derivatives not subject to master netting agreements	—	(393)	—	(393)	—	—	—	—

Total Derivative Assets subject to master netting agreements	$9,048	$—	$—	$9,048	$—	$—	$—	$—

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation forward foreign currency contracts outstanding	$(12,309)	$—	$—	$(12,309)	$—	$—	$—	$—
Unrealized depreciation on futures contracts - Exchange-Traded(a)	—	(32,080)	(3,670)	(35,750)	—	(8,303)	—	(8,303)

Total Derivative Liabilities	$(12,309)	$(32,080)	$(3,670)	$(48,059)	$—	$(8,303)	$—	$(8,303)

Derivatives not subject to master netting agreements	—	32,080	3,670	35,750	—	8,303	—	8,303

Total Derivative Liabilities subject to master netting agreements	$(12,309)	$—	$—	$(12,309)	$—	$—	$—	$—

(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	Invesco Multi-Strategy Alternative ETF				Invesco S&P 500® Downside Hedged ETF
	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(55,483)	$—	$—	$(55,483)	$—	$—	$—	$—
Futures contracts	—	(119,909)	107,154	(12,755)	—	(111,241)	—	(111,241)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	9,663			9,663	—	—	—	—
Futures contracts		43,019	(7,382)	35,637	—	106,681	—	106,681

Total	$(45,820)	$(76,890)	$99,772	$(22,938)	$—	$(4,560)	$—	$(4,560)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	Invesco Multi-Strategy Alternative ETF	Invesco S&P 500® Downside Hedged ETF
Forward foreign currency contracts	$2,595,991	$—
Futures contracts	14,091,448	1,072,075

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Invesco Actively Managed Exchange-Traded Fund Trust

By (Signature and Title) /s/ Daniel E. Draper

                                         Daniel E. Draper

                                         President

Date 9/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel E. Draper

                                         Daniel E. Draper

                                         President

Date 9/28/2018

By (Signature and Title) /s/ Kelli Gallegos

                                         Kelli Gallegos

                                         Treasurer

Date 9/28/2018